RELATED PARTY BALANCES AND TRANSACTIONS - Services provided to the related parties (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		¥ 19,205,059	$ 2,746,287	¥ 17,165,656	¥ 16,290,027
Interest income, net		278,626	$ 39,843	237,015	217,307
Goodwill		45,200		42,414		$ 6,464
Yujie
RELATED PARTY BALANCES AND TRANSACTIONS
Equity interest acquired	100.00%
Total consideration	¥ 0
Wealth management business
RELATED PARTY BALANCES AND TRANSACTIONS
Total consideration					81,780
Goodwill	¥ 41,210
Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		5,782		61,548	301,768
Kincheng Bank
RELATED PARTY BALANCES AND TRANSACTIONS
Bank deposit		0		3,000,485	3,006,400
Interest income, net		53,677		119,341	145,731
Interest receivables		0		2,721	15,265
Kincheng Bank | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue				1,973	8,601
Kincheng Bank | Loan facilitation service | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		376		1,074	65,903
Kincheng Bank | Post-facilitation services | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		4,127		25,042	139,213
Kincheng Bank | Revenue from releasing of guarantee liabilities | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		1,013		15,544	42,499
Others | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		¥ 266		¥ 17,915	¥ 45,552